Statements of Changes in Equity (Twelve Month and Month Ended 2017 Unaudited) - CAD ($) $ in Thousands	Issued capital [member]	Other equity interest [member]	Additional paid-in capital [member]	Retained earnings [member]	Total
Statement Line Items [Line Items]
Net loss and total comprehensive loss for the period				$ (6,317)	$ (6,317)
Transactions with owners, recorded directly in equity
Issuance of shares (in shares)	50,000
Issuance of shares	$ 101		(102)		(1)
Share-based payment transactions for the period			309		309
Total contributions by and distributions to equity holders (in shares)	67,598
Total contributions by and distributions to equity holders	$ 345		(36)		309
Balance (in shares) at Feb. 29, 2016	10,712,038
Balance at Feb. 29, 2016	$ 61,973		4,875	(39,628)	27,220
Transactions with owners, recorded directly in equity
Net loss and total comprehensive loss for the period				(6,317)	(6,317)
Balance (in shares) at Feb. 28, 2015	10,644,440
Balance at Feb. 28, 2015	$ 61,628		4,911	(33,311)	33,228
Transactions with owners, recorded directly in equity
Share options exercised (in shares)	250
Share options exercised	$ 1				1
RSUs released (in shares)	17,348
RSUs released	$ 243		(243)
	61,628		4,911	(39,628)	26,911
	61,628		4,911	(39,628)	26,911
Net loss and total comprehensive loss for the period				(10,478)	(10,478)
Share-based payment transactions for the period			588		588
Total contributions by and distributions to equity holders (in shares)	3,990,518
Total contributions by and distributions to equity holders	$ 4,603	309	732		5,644
Balance (in shares) at Feb. 28, 2017	14,702,556
Balance at Feb. 28, 2017	$ 66,576	309	5,607	(50,106)	22,386
Transactions with owners, recorded directly in equity
Net loss and total comprehensive loss for the period				(10,478)	(10,478)
Balance (in shares) at Feb. 29, 2016	10,712,038
Balance at Feb. 29, 2016	$ 61,973		4,875	(39,628)	27,220
Statement Line Items [Line Items]
Net loss and total comprehensive loss for the period				(11,247)	(11,247)
Transactions with owners, recorded directly in equity
Issuance of shares (in shares)	3,930,518
Issuance of shares	$ 4,509		144		4,653
Share-based payment transactions for the period			674		674
Total contributions by and distributions to equity holders (in shares)	3,990,518
Total contributions by and distributions to equity holders	$ 4,603	309	818		5,730
Balance (in shares) at Mar. 31, 2017	14,702,556
Balance at Mar. 31, 2017	$ 66,576	309	5,693	(50,875)	21,703
Transactions with owners, recorded directly in equity
Net loss and total comprehensive loss for the period				(11,247)	(11,247)
Issue of unsecured convertible debentures, net of deferred income tax expense of $129 income tax expense of $129		$ 309			309
Equity settled non-employee share-based payment (in shares)		60,000
Equity settled non-employee share-based payment				94	94
Balance (in shares) at Feb. 29, 2016	10,712,038
Balance at Feb. 29, 2016	$ 61,973		4,875	(39,628)	27,220
Statement Line Items [Line Items]
Net loss and total comprehensive loss for the period				(769)	(769)
Transactions with owners, recorded directly in equity
Share-based payment transactions for the period			86		86
Total contributions by and distributions to equity holders			86		86
Balance (in shares) at Mar. 31, 2017	14,702,556
Balance at Mar. 31, 2017	$ 66,576	309	5,693	(50,875)	21,703
Transactions with owners, recorded directly in equity
Net loss and total comprehensive loss for the period				(769)	(769)
Balance (in shares) at Feb. 28, 2017	14,702,556
Balance at Feb. 28, 2017	$ 66,576	309	5,607	(50,106)	22,386
Statement Line Items [Line Items]
	61,973		4,875	(50,875)	15,973
Transactions with owners, recorded directly in equity
	61,973		4,875	(50,875)	15,973
Net loss and total comprehensive loss for the period				(21,504)	(21,504)
Issuance of shares (in shares)	10,667,169
Issuance of shares	$ 6,169		406		6,575
Warrants exercised (in shares)	178,721
Warrants exercised	$ 456		(72)		384
Share-based payment transactions for the period			929		$ 929
Number of shares (in shares)	89,769				89,769
Amount	$ 137				$ 137
Total contributions by and distributions to equity holders (in shares)	10,935,659
Total contributions by and distributions to equity holders	$ 6,762		1,263		8,025
Balance (in shares) at Mar. 31, 2018	25,638,215
Balance at Mar. 31, 2018	$ 73,338	309	6,956	(72,379)	8,224
Transactions with owners, recorded directly in equity
Net loss and total comprehensive loss for the period				(21,504)	(21,504)
Balance (in shares) at Mar. 31, 2017	14,702,556
Balance at Mar. 31, 2017	$ 66,576	309	5,693	(50,875)	21,703
Statement Line Items [Line Items]
	66,576	309	5,693	(72,379)	199
Transactions with owners, recorded directly in equity
	$ 66,576	$ 309	$ 5,693	$ (72,379)	$ 199